Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 04, 2025
Entity Registrant Name	dei_EntityRegistrantName	THE RBB FUND, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000831114
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 04, 2025
Document Effective Date	dei_DocumentEffectiveDate	Apr. 04, 2025
Prospectus Date	rr_ProspectusDate	Mar. 28, 2025
F/m High Yield 100 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – F/m High Yield 100 ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the F/m High Yield 100 ETF (the “F/m High Yield 100 Fund” or the “Fund”) is to seek investment results, that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg U.S. High Yield Top 100 Quality Select Equal Weighted Index (I39255).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the F/m High Yield 100 Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The F/m High Yield 100 Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations prior to the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the F/m High Yield 100 Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The F/m High Yield 100 Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg U.S. High Yield Top 100 Quality Select Equal Weighted Index (the “Underlying Index”), a subset of the Bloomberg U.S. Corporate High Yield Index (the “Parent Index”), which is designed to measure the performance of select below-investment grade bonds issued by the 100 largest issuers based on market capitalization. The Parent Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market and classifies securities as “high yield” if the middle rating of Moody’s® Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) and Standard & Poor’s® Financial Services LLC (“S&P”) is, respectively, Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, as defined by the Parent Index, are excluded. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in high yield bonds issued by the 100 largest issuers based on market capitalization, which have at least $300 million in outstanding face value. For purposes of this policy, bonds are considered “high yield” if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below, respectively.

The Adviser uses a representative sampling indexing strategy in seeking to achieve the Fund’s investment objective. Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing substantially all of its assets in the securities of issuers comprising the Underlying Index and in securities that the Adviser believes to have economic characteristics substantially identical to such securities. The Fund may invest in securities of both U.S. and non-U.S. issuers, and the Adviser expects that the Fund will invest primarily in the securities of issuers domiciled in the U.S. and other developed markets.

In seeking to track the Underlying Index, the Fund may invest in securities that are not included in the Underlying Index, cash and cash equivalents and/or money market instruments, such as repurchase agreements and money market funds. To the extent the Underlying Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying Index.

The Underlying Index and Parent Index

The Underlying Index was created in January 2025, with history backfilled to January 1, 2007, by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index is comprised of 100 below investment-grade corporate bonds selected by the Index Provider that (i) are included in the Parent Index and (ii) have at least $300 million of outstanding face value. In composing the Underlying Index, the Index Provider excludes from the Parent Index pay-in-kind (PIK) bonds, zero-coupon bonds and enhanced equipment trust certificate bonds. Of the remaining qualifying securities in the Parent Index, the Index Provider selects the 100 largest issuers of high-yield debt based on market capitalization. Next, the Index Provider selects one bond per issuer based on the priority of (1) credit rating (ranked from best to worst), (2) coupon (ranked from highest to lowest), and (3) time since issue (ranked from most recent to oldest).

The Underlying Index is reconstituted and rebalanced by the Index Provider at each month-end and holds 100 constituents weighted equally. As of February 28, 2025, the Underlying Index was most concentrated in securities of companies in the consumer cyclical sector, based on the Level 3 Bloomberg Fixed Income Classification, which comprised approximately 20% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the constituent components of the Underlying Index are likely to change over time.

The Parent Index was created by the Index Provider in 1998, with history backfilled to July 1, 1983. The Parent Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as “high yield” if the middle rating of Moody’s, Fitch and S&P is BA1 (Moody’s)/BB+ (Fitch)/BB+ or below (S&P). When a rating from only two agencies is available, the lower rating is used; when only one agency rates a bond, that rating is used. The Parent Index consists of corporate bonds of both U.S. and non-U.S. issuers that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, are fully taxable, and have $150 million or more of outstanding face value. The securities in the Parent Index are denominated in U.S. dollars and, with limited exception, are fixed rate. The Parent Index includes: (i) PIK and toggle notes, (ii) bullet, putable, sinkable/amortizing and callable bonds, (iii) original issue zero coupon bonds and (iv) fixed-rate and fixed-to-float (including fixed-to-variable) capital securities. Excluded securities include debt issued by emerging markets corporate issuers, defaulted bonds, contingent capital securities, bonds with equity type features, partial PIK bonds, Eurodollar issues, inflation-linked bonds, floating-rate issues, private placements, retail bonds, structured notes, pass-through certificates, and illiquid securities with no available pricing. The Parent Index is market value-weighted, and the securities included in the Parent Index are updated by the Index Provider at each month-end.

Additional information regarding the Underlying Index, including its value, is available at https://assets.bbhub.io/professional/sites/27/Bloomberg-U.S.-High-Yield-Top-100-Quality-Select-Equal-Weighted-Index.pdf.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended, that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The F/m High Yield 100 Fund has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance Information: Performance information for the F/m High Yield 100 ETF is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fminvest.com
F/m High Yield 100 ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
F/m High Yield 100 ETF | Affiliated Fund Risk
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Risk [Text Block]	rr_RiskTextBlock

●	Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests or other business considerations rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the Underlying Funds pay an advisory fee to the Adviser based on their assets, the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

F/m High Yield 100 ETF | Asset Class Risk
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Risk [Text Block]	rr_RiskTextBlock

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Asset Class Risk. The securities and other assets in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.

F/m High Yield 100 ETF | Call Risk
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Risk [Text Block]	rr_RiskTextBlock

●	Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.

F/m High Yield 100 ETF | Cash Or Cash Equivalents Risk
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Risk [Text Block]	rr_RiskTextBlock

●	Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objectives.

F/m High Yield 100 ETF | Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, industries, project types, or asset class.

F/m High Yield 100 ETF | Credit Risk
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Risk [Text Block]	rr_RiskTextBlock

●	Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to Underlying Funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by such Fund or an Underlying Fund may cause it to default or become unable to pay interest or principal due on the security.

F/m High Yield 100 ETF | Cyber Security Risk
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●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to the Fund’s assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Fund’s investors from purchasing, redeeming or exchanging shares or receiving distributions. While the Fund and the Adviser have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Further, the Fund cannot control the cybersecurity plans and systems of the Fund’s service providers, market makers, or issuers of securities in which the Fund invests. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyberattacks or other cyber-failures.

F/m High Yield 100 ETF | Distressed Securities Risk
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Risk [Text Block]	rr_RiskTextBlock

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Distressed Securities Risk. Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

F/m High Yield 100 ETF | Duration Risk
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Risk [Text Block]	rr_RiskTextBlock

●	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer- duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities. As interest rates rise, the value of a bond will fall in direct proportion to its duration and conversely, as interest rates fall, the value of a bond will increase in direct proportion to its duration. Therefore, the longer a bond’s duration (measured in years), the more sensitive its price will be to interest rate changes.

F/m High Yield 100 ETF | ETF Risk
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Risk [Text Block]	rr_RiskTextBlock

●	ETF Risk. The Fund is an ETF, and, as a result of an ETF's structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be significantly diminished trading in Fund Shares, Fund Shares may trade at a material discount to net asset value (“NAV”), and Fund Shares may possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to Fund Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF's shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

●	Secondary Market Trading Risk. Although Shares are intended to be listed on a national securities exchange, Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

●

Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Shares trade on a stock exchange at prices at, above, or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. Any of these factors, among others, may lead to the Shares trading at a premium or discount to NAV.

F/m High Yield 100 ETF | Fixed Income Market Risk
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Risk [Text Block]	rr_RiskTextBlock

●	Fixed-Income Market Risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund’s Shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s Share price and increase the Fund’s liquidity risk, expenses and/or taxable distributions.

F/m High Yield 100 ETF | Fixed Income Securities Risk
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Risk [Text Block]	rr_RiskTextBlock

●	Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer, willingness of broker-dealers and other market participants to make markets in the applicable securities, and general market liquidity (i.e., market risk). Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. There is a risk that a lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests.

F/m High Yield 100 ETF | Geographic Risk
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●	Geographic Risk. A natural disaster could occur in a geographic region in which the Fund invests, which could adversely affect the economy or the business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in, or which are exposed to, the affected region. Also, current military conflicts in various geographic regions, including those in Europe and the Middle East, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affect regional and global energy, commodities, financial and other markets and thus could affect the value of the Fund’s investments. The extent and duration of any military conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.

F/m High Yield 100 ETF | High Portfolio Turnover Risk
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●	High Portfolio Turnover Risk. In seeking to track the Underlying Index, the Fund may incur relatively high portfolio turnover. The active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark- ups and other transaction costs, which could reduce the Fund’s return.

F/m High Yield 100 ETF | High Yield Securities Risk
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●	High Yield Securities Risk. Securities that are rated below investment-grade (commonly referred to as “junk bonds,” including those bonds rated lower than “BBB-” by S&P or “Baa3” by Moody’s), or are unrated, may be deemed speculative and may be more volatile than higher rated securities of similar maturity with respect to the issuer’s continuing ability to meet principal and interest payments. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in the NAV of the Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities because there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for the Fund. In addition, the market for high-yield debt securities could experience sudden and sharp volatility, which is generally associated more with investments in stocks.

F/m High Yield 100 ETF | Illiquid Investments Risk
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●	Illiquid Investments Risk. The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund will have invested more than 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. To the extent the Fund holds illiquid investments, the illiquid investments may reduce the returns of the Fund because the Fund may be unable to transact at advantageous times or prices. In addition, if the Fund is limited in its ability to sell illiquid investments during periods when shareholders are redeeming their Shares, the Fund will need to sell liquid securities to meet redemption requests and illiquid securities will become a larger portion of the Fund’s holdings. During periods of market volatility, liquidity in the market for the Fund’s Shares may be impacted by the liquidity in the market for the underlying securities or instruments held by the Fund, which could lead to the Fund’s Shares trading at a premium or discount to NAV.

F/m High Yield 100 ETF | Income Risk
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●	Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.

F/m High Yield 100 ETF | Index-Related Risk
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●	Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor the Adviser can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party Provider and may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

F/m High Yield 100 ETF | Inflation Risk
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●	Inflation Risk. Inflation risk is the risk that the real value of certain assets or real income from investments (the value of such assets or income after accounting for inflation) will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectation of future inflation, can impact the current value of the Fund’s portfolio, resulting in lower asset values and losses to shareholders. This risk may be elevated compared to historical market conditions because of recent monetary policy measures and the current interest rate environment.

F/m High Yield 100 ETF | Interest Rate Risk
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●	Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates, which may negatively affect the value of debt instruments held by the Fund and have a negative impact on the Fund’s performance and NAV. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. The historically low-interest rate environment in recent years heightens the risks associated with rising interest rates.

F/m High Yield 100 ETF | Issuer Risk
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●	Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.

F/m High Yield 100 ETF | Junk Bonds Risk
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●	Junk Bonds Risk. High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment-grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

F/m High Yield 100 ETF | Liquidiy Risk
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●	Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

F/m High Yield 100 ETF | Management Risk
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●	Management Risk. As the Fund’s portfolio will not typically replicate the Underlying Index fully, it is subject to the risk that the Adviser’s investment strategy may not produce the intended results. The Adviser’s use of a representative sampling indexing strategy to manage the Fund’s portfolio may subject the Fund to an increased risk of tracking error, in that the securities selected in aggregate for the Fund’s portfolio may not have an investment profile similar to those of the Underlying Index.

F/m High Yield 100 ETF | Market Risk
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Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investments in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors, including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors including economic, political, or financial events, public health crises (such as epidemics or pandemics), or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. As a result, an investor could lose money over short or long periods of time.

F/m High Yield 100 ETF | Market Price Risk
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Market Price Risk. Fund shares are listed for trading on an exchange and are bought and sold in the secondary market at market prices. The market prices of shares will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of shares may deviate significantly from the NAV during periods of market volatility. The Adviser cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units (defined below), the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. If market makers exit the business or are unable to continue making markets in Fund shares, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market). Further, while the creation/redemption feature is designed to make it likely that Shares normally will trade close to the value of the Fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, APs or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the Fund’s holdings. Although market makers will generally take advantage of differences between the NAV and the market price of Fund Shares through arbitrage opportunities, there is no guarantee that they will do so. In addition, the securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Fund’s Shares trade. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the Shares’ NAV is likely to widen. Further, secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the Fund’s NAV. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming shares directly with the Fund.

F/m High Yield 100 ETF | Market Trading Risk
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●	Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund Shares.

F/m High Yield 100 ETF | New Fund Risk
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●	New Fund Risk. The Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) may determine to liquidate the Fund.

F/m High Yield 100 ETF | Non-U.S. Securities Risk
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Non-U.S. Securities Risk. Securities issued by non-U.S. issuers are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. In addition, the Fund may be limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the U.S. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund’s ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

F/m High Yield 100 ETF | Operational Risk
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●	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

F/m High Yield 100 ETF | Passive Investment Risk
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●	Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Although the Fund is permitted to invest up to 100% of its assets in money market instruments during unusual economic or market conditions, the Adviser generally does not attempt to invest the Fund's assets in defensive positions.

F/m High Yield 100 ETF | Prepayment and Extension Risk
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●	Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

F/m High Yield 100 ETF | Pricing Risk
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●	Pricing Risk. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying Fund Shares or receive less than the market value when selling Fund Shares.

F/m High Yield 100 ETF | Rating Agencies Risk
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●	Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.

F/m High Yield 100 ETF | Reinvestment Risk
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●	Reinvestment Risk. Reinvestment risk is the risk that income from the Fund's portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could negatively affect the market price of the Shares.

F/m High Yield 100 ETF | Restricted Securities Rule 144 A Securities Risk [Member]
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●	Restricted Securities/Rule 144A Securities Risk. The Fund may invest in securities offered pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), which are restricted securities. They may be less liquid and more difficult to value than other investments because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell a restricted security promptly or at a reasonable price. Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop. A restricted security that was liquid at the time of purchase may subsequently become illiquid and its value may decline as a result. Restricted securities that are deemed illiquid will count towards the Fund’s 15% limitation on illiquid securities. In addition, transaction costs may be higher for restricted securities than for more liquid securities. The Fund may have to bear the expense of registering Rule 144A securities for resale and the risk of substantial delays in effecting the registration.

F/m High Yield 100 ETF | Reverse Repurchase Agreements Risk
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●	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund's outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

F/m High Yield 100 ETF | Risk of Investing in the United States
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Risk of Investing in the United States. Certain changes in the United States economy, such as when the economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

F/m High Yield 100 ETF | Sector Risk
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●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

F/m High Yield 100 ETF | Securities Lending Risk
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●	Securities Lending Risk. The Fund may engage in securities lending (i.e., lend portfolio securities to institutions, such as certain broker-dealers. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. The Fund could also experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

F/m High Yield 100 ETF | Tracking Error Risk
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●	Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

F/m High Yield 100 ETF | U.S. Government Obligations Risk
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●	U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

F/m High Yield 100 ETF | Valuation Risk
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●	Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

F/m High Yield 100 ETF | F/m High Yield 100 ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZTOP
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 125

[1]	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.